Cover	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Entity File Number	001-38013
Entity Registrant Name	iFresh Inc.
Entity Central Index Key	0001681941
Entity Tax Identification Number	82-0664764
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	34-48 Linden Place
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11345
City Area Code	718
Local Phone Number	359-2518
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	IFMK
Entity Emerging Growth Company	false